FAIR VALUE DISCLOSURES, Difference Between Aggregate Fair value and Aggregate Remaining Contractual Principal (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair value option - Loans held for sale [Abstract]
Loans held for sale	$ 35,946	$ 27,866	$ 23,662
Difference	437	714	624
Contractual Principal	$ 35,509	$ 27,152	$ 23,038